Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 2,018,484	¥ 1,998,694
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	1,915,687	1,835,860
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 102,797	¥ 162,834